CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Time charter revenues	$ 161,897	$ 114,259	$ 157,712
EXPENSES:
Voyage expenses	8,617	13,826	15,528
Vessel operating expenses	90,358	85,955	88,272
Depreciation and amortization of deferred charges (Notes 2(l) and 2(m))	87,003	81,578	76,333
General and administrative expenses	26,332	25,510	25,335
Management fees to related party (Notes 3(b) and 4(d))	1,883	1,464	405
Impairment loss (Note 5)	442,274	0	0
Insurance recoveries, net of other loss (Note 5)	(10,879)	0	0
Gain on contract termination	0	(5,500)	0
Other loss/(income)	296	(253)	(984)
Operating loss	(483,987)	(88,321)	(47,177)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 10)	(26,628)	(21,949)	(15,555)
Interest and other income (Note 4(b))	4,508	2,410	3,152
Loss from equity method investments (Note 3)	(5,607)	(56,377)	(5,133)
Total other expenses, net	(27,727)	(75,916)	(17,536)
Net loss	(511,714)	(164,237)	(64,713)
Dividends on series B preferred shares (Notes 9(a) and 11)	(5,769)	(5,769)	(5,769)
Net loss attributed to common stockholders	$ (517,483)	$ (170,006)	$ (70,482)
Loss per common share, basic and diluted (Note 11)	$ (5.41)	$ (2.11)	$ (0.89)
Weighted average number of common shares, basic and diluted (Note 11)	95,731,093	80,441,517	79,518,009